Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4. Fair Value Measurements
The Plan determines the fair values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, which also clarifies that fair value of certain assets and liabilities is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.
ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan’s market assumptions.
The three levels of the fair value hierarchy based on these two types of inputs, are as follows:

•	Level 1 – Valuation is based on quoted prices in active markets for identical assets and liabilities.

•
Level 2 – Valuation is based on observable inputs including quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in less active markets, and model-based valuation techniques for which significant assumptions can be derived primarily from or corroborated by observable data in the market.

•	Level 3 – Valuation is based on model-based techniques that use one or more significant inputs or assumptions that are unobservable in the market.
The level in the fair value hierarchy within which the fair value measurement is classified is based on the lowest level of input that is significant in the fair value measurement.
The following describes the valuation techniques used by plan management to measure financial assets recorded at fair value on a recurring basis in the financial statements.
Investments held by the Plan are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). All of the Plan’s mutual funds and common stock are classified as Level 1.

The following tables present the balances of financial assets measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024:

	Fair Value Measurements at December 31, 2025 Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Company stock	$68,118,408	$68,118,408	$—	$—
Mutual funds	92,382,935	92,382,935	—	—
Investments measured at net asset value (a)(b)	121,207,915	—	—	—

Total assets at fair value	$281,709,258	$160,501,343	$—	$—

	Fair Value Measurements at December 31, 2024 Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Company stock	$64,009,949	$64,009,949	$—	$—
Mutual funds	73,069,463	73,069,463	—	—
Investments measured at net asset value (a)(b)	111,205,156	—	—	—

Total assets at fair value	$248,284,568	$137,079,412	$—	$—

(a)
In accordance with ASC Topic
820-10,
certain investments that were measured using the net asset value practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

(b)
This category includes common/collective trust funds that are designed to deliver safety and stability by preserving principal and accumulating earnings. These funds are primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year
redemption notice to liquidate its entire share in the funds.